Cover	Oct. 30, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 30, 2024
Current Fiscal Year End Date	--02-28
Entity File Number	000-56570
Entity Registrant Name	Jingbo Technology, Inc.
Entity Central Index Key	0001647822
Entity Tax Identification Number	47-3240707
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Building B8, China Zhigu
Entity Address, Address Line Two	Yinhu Street
Entity Address, Address Line Three	Fuyang District
Entity Address, City or Town	Hangzhou
Entity Address, Country	CN
Entity Address, Postal Zip Code	310000
City Area Code	86
Local Phone Number	57187197085
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false